Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 TWD ($) $ / shares	Dec. 31, 2023 TWD ($) $ / shares
Consolidated statements of comprehensive income [Line Items]
Revenue	$ 23,932,900	$ 762,923	$ 22,695,909	$ 21,356,228
Cost of revenue	(21,340,484)	(680,283)	(19,751,813)	(17,806,803)
Gross profit	2,592,416	82,640	2,944,096	3,549,425
Sales and marketing expenses	(119,798)	(3,819)	(128,733)	(135,661)
General and administrative expenses	(491,696)	(15,674)	(478,553)	(497,742)
Research and development expenses	(1,077,016)	(34,333)	(1,162,765)	(1,093,513)
Other income (expenses), net	238,787	7,612	99,892	85,943
Operating profit	1,142,693	36,426	1,273,937	1,908,452
Interest income	243,324	7,757	197,719	193,189
Other income	76,081	2,425	58,089	77,583
Other gains and losses	(427,216)	(13,619)	393,565	135,501
Finance costs	(301,285)	(9,604)	(278,940)	(266,390)
Share of profit (loss) of associates and joint ventures accounted for using equity method	(142,856)	(4,554)	2,683	219,891
Profit before income tax	590,741	18,831	1,647,053	2,268,226
Income tax expense	(40,106)	(1,278)	(207,517)	(300,661)
Profit for the year	550,635	17,553	1,439,536	1,967,565
Other comprehensive income (loss):
Profit on remeasurements of defined benefit plans	62,804	2,002	56,305	10,699
Unrealized (loss) gain on valuation of equity instruments at fair value through other comprehensive income	32,159	1,025	(17,304)	(217,785)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss	22,084	704	16,978	12,993
Income tax effect on components that will not be reclassified to profit or loss	(21,381)	(681)	(7,803)	49,498
Components of other comprehensive (loss) income that will not be reclassified to profit or loss	95,666	3,050	48,176	(144,595)
Exchange differences on translation of foreign operations	(11,732)	(374)	18,347	16,713
Equity directly related to non-current assets held for sale			43,094	(43,094)
Components of other comprehensive (loss) income that will be reclassified to profit or loss	(11,732)	(374)	61,441	(26,381)
Other comprehensive (loss) income, net of income tax	83,934	2,676	109,617	(170,976)
Total comprehensive income for the year	$ 634,569	$ 20,229	$ 1,549,153	$ 1,796,589
Ordinary shares [member]
Other comprehensive income (loss):
Earnings per share - basic | (per share)	$ 0.78	$ 0.02	$ 1.98	$ 2.71
Earnings per share - diluted | (per share)	0.77	0.02	1.96	2.68
American depositary share (each representing 20 common shares) [member]
Other comprehensive income (loss):
Earnings per share - basic | (per share)	15.5	0.49	39.59	54.11
Earnings per share - diluted | (per share)	$ 15.45	$ 0.49	$ 39.22	$ 53.54